OTHER RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current other receivables
Total Current other receivables	$ 4,590	$ 7,806
Non-current other receivables
Total Non-current other receivables	1,683	2,658
Total other receivables, net	6,273	10,464
Gross carrying value
Current other receivables
Prepaid expenses	1,175	2,211
Tax credits	1,897	2,097
Financial NDF (Note 23)	163	1,154
Companies under section 33 - Law No. 19,550 and related parties	115	221
Receivables from sale of customer relationship	23	112
Other	1,251	2,040
Non-current other receivables
Prepaid expenses	218	695
Tax credits	859	1,081
Financial NDF (Note 23)		70
Regulatory Credits (Nucleo)	208	239
Receivables from sale of customer relationship	62	173
Other	336	400
Accumulated impairment
Current other receivables
Allowance for doubtful accounts	$ (34)	$ (29)